CASH FLOW STATEMENT - Schedule of Acquisition of Group Undertakings and Businesses (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Net assets acquired:
Intangible assets		£ 4,786	£ 4,196
Other assets	[1]	13,837	14,690
Other liabilities		(19,090)	(19,947)
Less cash and cash equivalents acquired		(16,635)	(1,049)	[2]	£ (18,638)	[2]
Net cash outflow from acquisitions in the year		409	57	[2]	3	[2]
Business combinations
Net assets acquired:
Intangible assets		68	0		0
Other assets		131	3		0
Other liabilities		(146)	0		0
Goodwill arising on acquisition		335	0		0
Cash consideration		388	3		0
Less cash and cash equivalents acquired		(74)	0		0
Net cash outflow arising from acquisition of subsidiaries and businesses		314	3		0
Acquisition of and additional investment in joint ventures		95	54		3
Net cash outflow from acquisitions in the year		£ 409	£ 57		£ 3

[1]	1 See note 1 regarding changes to presentation.
[2]	1 Restated, see page F-16.